Long-Term Debt	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	As at	As at
	June 30, 2017	December 31, 2016
	$	$
Revolving Credit Facilities due through 2021	410,926	466,195
Term Loans due through 2021	417,930	475,466
Total principal	828,856	941,661
Less: unamortized discount and debt issuance costs	(7,070)	(8,645)
Total debt	821,786	933,016
Less: current portion	(150,254)	(171,019)
Non-current portion of long-term debt	671,532	761,997

As at June 30, 2017, the Company had two revolving credit facilities (or the Revolvers), which, as at such date, provided for aggregate borrowings of up to $436.8 million, of which $25.9 million was undrawn (December 31, 2016 - $500.5 million, of which $34.3 million was undrawn). Interest payments are based on LIBOR plus margins, which, at June 30, 2017, the margins ranged between 0.45% and 2.00% (December 31, 2016: 0.45% and 2.00%). The total amount available under the Revolvers reduces by $4.5 million (remainder of 2017), $67.3 million (2018), $nil (2019), $nil (2020) and $365.0 million (2021). As at June 30, 2017, the Company also had two term loans outstanding, which totaled $417.9 million (December 31, 2016 - $475.5 million). Interest payments on the term loans are based on LIBOR plus margins, which, at June 30, 2017 the margins ranged from 0.30% to 2.00% (December 31, 2016 - 0.30% to 2.00%). The term loan repayments are made in quarterly or semi-annual payments. One term loan also has a balloon or bullet repayment due at maturity in 2021. These revolving credit facilities and term loans are further described below.

In January 2016, the Company entered into a $894.4 million long-term debt facility (or the 2016 Debt Facility), consisting of both a term loan and a revolving credit component, which are both scheduled to mature in January 2021. In January 2016, $845.8 million of the 2016 Debt Facility was used to repay the Company’s two bridge loan facilities, which matured in late January 2016, and a portion of the Company’s corporate revolving credit facility, which was scheduled to mature in 2017. As at June 30, 2017, the corporate revolving credit facility had no outstanding balance (December 31, 2016 - $55.1 million). The 2016 Debt Facility is collateralized by 35 of the Company’s vessels, together with other related security. The 2016 Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at June 30, 2017, this ratio was 130% (December 31, 2016 - 140%). The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt.

The Company’s remaining revolver is collateralized by three of the Company’s vessels, together with other related security. The revolver requires that the Company’s applicable subsidiary to maintain a minimum hull coverage ratio of 105% of the total outstanding drawn balance for the facility period. Such requirement is assessed on an annual basis, with reference to vessel valuations compiled by an agreed upon third party. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at June 30, 2017, such revolver, with a minimum hull coverage ratio requirement, had an outstanding balance of $68.8 million (December 31, 2016 - $72.0 million) and a hull coverage ratio of 113% (December 31, 2016 - 117%). The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. The revolver is also guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $50.0 million and at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay.

The Company’s remaining term loan is collateralized by two of the Company’s vessels, together with other related security. The term loan is guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay.

As at June 30, 2017, the Company was in compliance with all covenants in respect of the Revolvers and term loans. Teekay has also advised the Company that Teekay is in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.
The weighted-average effective interest rate on the Company’s long-term debt as at June 30, 2017 was 2.9% (December 31, 2016 - 2.4%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see note 7).
The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to June 30, 2017, excluding the impact of the sale-leaseback transaction completed in July 2017 as described in note 15a, are $57.6 million (remaining 2017), $174.5 million (2018), $108.9 million (2019), $108.9 million (2020) and $379.0 million (2021).